Summary of Significant Accounting Policies (Details) - Schedule of fair value of held to maturity securities - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Marketable Securities [Line Items]
Carrying Value as of December 31, 2022	$ 140,404,628	$ 18,276,649
Gross Unrealized Gains
Gross Unrealized Losses	(1,142)	217
Fair Value as of December 31, 2022	140,403,486	18,276,866
US Treasury Securities [Member]
Marketable Securities [Line Items]
Carrying Value as of December 31, 2022	140,404,628	18,276,649
Gross Unrealized Gains
Gross Unrealized Losses	(1,142)	217
Fair Value as of December 31, 2022	$ 140,403,486	$ 18,276,866